CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.4%
Equity Exchange-Traded Funds - 63.7%
Financial Select Sector SPDR Fund (1)	83,000	2,133,930
iShares Core S&P Mid-Cap ETF	27,000	5,113,800
iShares Russell 2000 ETF (1)	22,000	3,367,980
iShares S&P 500 Growth ETF (1)	29,000	4,998,440
iShares S&P 500 Value ETF	36,000	4,058,640
iShares S&P Mid-Cap 400 Value ETF	4,500	706,365
Technology Select Sector SPDR Fund (1)	29,500	2,183,000
Vanguard FTSE Developed Markets ETF (1)	269,000	10,994,030
Vanguard FTSE Emerging Markets ETF	28,000	1,190,000
Vanguard REIT ETF	32,000	2,781,120
Vanguard S&P 500 ETF	73,000	18,946,420
		56,473,725

Fixed-Income Exchange-Traded Funds - 30.7%
iShares Core U.S. Aggregate Bond ETF	163,000	17,778,410
Vanguard Total Bond Market ETF	117,000	9,498,060
		27,276,470

Total Exchange-Traded Funds (Cost $73,367,228)		83,750,195

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	2,983,786	2,983,786

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,983,786)		2,983,786

TOTAL INVESTMENTS (Cost $76,351,014) - 97.8%		86,733,981
Other assets and liabilities, net - 2.2%		1,955,973
NET ASSETS - 100.0%		88,689,954

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $18,323,745 and the total market value of the collateral received by the Fund was $18,678,233, comprised of cash of $2,983,786 and U.S. Government and/or agencies securities of $15,694,447.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	11	6/21/19	$849,090	$7,882
E-mini S&P 500 Index	23	6/21/19	3,263,470	96,888
E-mini S&P MidCap 400 Index	3	6/21/19	570,300	9,718
MSCI EAFE Index	14	6/21/19	1,306,480	27,114
Total Long				$141,602

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2019, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level and hedge against declines in the value of the Fund’s investments.
At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $141,602.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$83,750,195	$—	$—	$83,750,195
Short Term Investment of Cash Collateral for Securities Loaned	2,983,786	—	—	2,983,786
Total Investments	$86,733,981	$—	$—	$86,733,981
Futures Contracts(1)	$141,602	$—	$—	$141,602
Total	$86,875,583	$—	$—	$86,875,583

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.